Fair Value Measurements - Quantitative Information on Significant Internally-Priced Level 3 Assets and Liabilities (Details)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)		Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)		Jan. 01, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance recoverable on market risk benefits	$ 29,046,000,000	$ 29,046,000,000	[1]	$ 32,834,000,000	$ 32,834,000,000	[1]	$ 35,116,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	[1]	1,664,000,000	1,664,000,000	[1]	690,000,000
Market risk benefit - liabilities	$ 5,662,000,000	5,662,000,000	[1]	$ 8,033,000,000	8,033,000,000	[1]	$ 10,690,000,000
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance recoverable on market risk benefits		221,000,000			383,000,000
Market risk benefit - (assets)		4,865,000,000			1,664,000,000
Market risk benefit - liabilities		5,662,000,000			8,033,000,000
Level 3 | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance recoverable on market risk benefits		221,000,000			383,000,000
Market risk benefit - (assets)		4,865,000,000			1,664,000,000
Market risk benefit - liabilities		$ 5,662,000,000			$ 8,033,000,000
Level 3 | Minimum | Discounted cash flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.0001			0.0001
Market risk benefit, assets, measurement input		0.0001			0.0001
Market risk benefit, liabilities, measurement input		0.0001			0.0001
Level 3 | Minimum | Discounted cash flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.0297			0.0333
Market risk benefit, assets, measurement input		0.0005			0.0007
Market risk benefit, liabilities, measurement input		0.0005			0.0007
Level 3 | Minimum | Discounted cash flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.0000			0.0000
Market risk benefit, assets, measurement input		0.0000			0.0000
Market risk benefit, liabilities, measurement input		0.0000			0.0000
Level 3 | Minimum | Discounted cash flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.4750			0.3750
Market risk benefit, assets, measurement input		0.1125			0.1125
Market risk benefit, liabilities, measurement input		0.1125			0.1125
Level 3 | Minimum | Discounted cash flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.0064			0.0011
Market risk benefit, assets, measurement input		0.0064			0.0011
Market risk benefit, liabilities, measurement input		0.0064			0.0011
Level 3 | Minimum | Discounted cash flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.1850			0.1850
Market risk benefit, assets, measurement input		0.1850			0.1850
Market risk benefit, liabilities, measurement input		0.1850			0.1850
Level 3 | Maximum | Discounted cash flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.2333			0.2342
Market risk benefit, assets, measurement input		0.2333			0.2342
Market risk benefit, liabilities, measurement input		0.2333			0.2342
Level 3 | Maximum | Discounted cash flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.0810			0.0904
Market risk benefit, assets, measurement input		0.4128			0.3088
Market risk benefit, liabilities, measurement input		0.4128			0.3088
Level 3 | Maximum | Discounted cash flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.2000			0.2000
Market risk benefit, assets, measurement input		1.0000			1.0000
Market risk benefit, liabilities, measurement input		1.0000			1.0000
Level 3 | Maximum | Discounted cash flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.5250			0.4500
Market risk benefit, assets, measurement input		1.0000			1.0000
Market risk benefit, liabilities, measurement input		1.0000			1.0000
Level 3 | Maximum | Discounted cash flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.0227			0.0150
Market risk benefit, assets, measurement input		0.0227			0.0150
Market risk benefit, liabilities, measurement input		0.0227			0.0150
Level 3 | Maximum | Discounted cash flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input, percentage		0.2368			0.2206
Market risk benefit, assets, measurement input		0.2368			0.2206
Market risk benefit, liabilities, measurement input		0.2368			0.2206

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.